EXHIBIT 99.1

NISSAN MASTER OWNER TRUST RECEIVABLES, SERIES 2013-A
Monthly Servicer's Statement
for the month ended April 30, 2015
Period	Collection	Accrual	Distribution	Series Allocation Percentage at Month-End	33.84%
From	01-Apr-15	15-Apr-15	15-May-15	Floating Allocation Percentage at Month-End	70.69%
To	30-Apr-15	15-May-15
Days	30

Description of Collateral		Expected Final	Accumulation	Early Redemption
On the Distribution Date, the Series 2013-A balances were:		Payment Date	Period	Period
		2/15/2016	8/1/2015	No
Notes	$1,000,000,000.00

Principal Amount of Debt	1,000,000,000.00
Required Overcollateralization	$242,200,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$0.00
Series Nominal Liquidation Amount	1,242,200,000.00

Required Participation Amount	$1,242,200,000.00		Accumulation Account
Excess Receivables	$452,632,953.77		Beginning	-
			Payout	-
Total Collateral	$1,694,832,953.77		Additions	-
			Ending Balance	-
Collateral as Percent of Notes	169.48%

NMOTR Trust Pool Activity
During the past Collection Period, the following activity occurred:
			Distributions to Investors
	NMOTR		Days	30
	Total Pool		LIBOR	0.181500%
Beginning Gross Principal Pool Balance	$5,745,617,473.16		Applicable Margin	0.300000%
Total Principal Collections	$(2,201,355,615.21)			0.481500%
Investment in New Receivables	$2,014,837,191.24
Receivables Added for Additional Accounts	$0.00			Actual	Per $1000
Repurchases	$(23,364,596.04)		Interest	401,250.00	0.40
Principal Default Amounts	$0.00		Principal	-	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00				0.40
Less Net CMA Offset	$(523,027,290.93)
Less Servicing Adjustment	$(3,728,980.93)		Total Due Investors	401,250.00	0.481500%
Ending Balance	$5,008,978,181.29		Servicing Fee	$1,035,166.67
			Excess Cash Flow	1,413,882.42
SAP for Next Period	33.84%

Average Receivable Balance	$5,101,146,674.60
Monthly Payment Rate	43.15%		Reserve Account

Interest Collections			Required Balance	$5,000,000.00
During the past collection period, the following activity occurred:			Current Balance	$5,000,000.00
			Deficit/(Excess)	$-
	NMOTR
	Total Pool
Total Interest Collections	$11,916,359.30
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00
Total Available	$11,916,359.30